Earnings/(Loss) per Unit (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Unit [Abstract]
Earnings/(Loss) per Unit (Table)

	Year ended December 31,
	2022	2021	2020
Partnership’s Net income	$54,010	$53,260	$34,052
Less:
Net Income attributable to preferred unitholders	11,563	11,563	11,563
General Partner’s interest in Net Income	42	41	23
Net income/(loss) attributable to common unitholders	$42,405	$41,656	$22,466
Weighted average number of common units outstanding, basic and diluted	36,802,247	36,504,120	35,546,823
Earnings/ (Losses) per common unit, basic and diluted	$1.15	$1.14	$0.63